Condensed Interim Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 1,170,385	$ 11,471,243
Amounts receivable	141,266	143,225
Deposits	2,328,959	8,541,630
Prepaid expense	587,390	586,581
Total Current Assets	4,228,000	20,742,679
Patent Rights	1,499,365	1,172,485
Total Assets	5,727,365	21,915,164
Current Liabilities:
Accounts payable and accrued liabilities	12,272,769	6,447,888
Warrant liability	10,349,504	11,250,167
Total Liabilities	22,622,273	17,698,055
Shareholders' Equity (Deficiency)
Share Capital	192,305,956	170,502,394
Contributed Surplus	8,056,772	6,652,409
Deficit	(217,257,636)	(172,937,694)
Total Equity / (Deficiency)	(16,894,908)	4,217,109
Total Liabilities and Equity / (Deficiency)	$ 5,727,365	$ 21,915,164